SHORT-TERM INVESTMENTS - Summary of Short-Term Investment (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
SHORT-TERM INVESTMENTS
Short-term investments	¥ 3,458,089	$ 501,376	¥ 884,996
Wealth management products
SHORT-TERM INVESTMENTS
Short-term investments	2,665,047		¥ 884,996
Deposits
SHORT-TERM INVESTMENTS
Short-term investments	¥ 793,042